Schedule of Employed and Non Employed Employment Benefits (Details) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪) Integer	Dec. 31, 2022 ILS (₪) Integer	Dec. 31, 2021 ILS (₪) Integer
Employed [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of people | Integer	4	4	3
Employee benefits expense | ₪	₪ 4,755	₪ 9,235	₪ 4,575
Employed [Member] | Short-term employee benefits [member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of people | Integer	4	4	3
Employee benefits expense | ₪	₪ 2,628	₪ 2,198	₪ 946
Employed [Member] | Management fees [member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of people | Integer	1	1	1
Employee benefits expense | ₪	₪ 781	₪ 675	₪ 606
Employed [Member] | Share-based payment [member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of people | Integer	4	4	1
Employee benefits expense | ₪	₪ 1,346	₪ 6,362	₪ 3,023
Non Employed [member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of people | Integer	4	4	3
Employee benefits expense | ₪	₪ 518	₪ 753	₪ 598
Non Employed [member] | Management fees [member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of people | Integer	4	4	3
Employee benefits expense | ₪	₪ 518	₪ 739	₪ 550
Non Employed [member] | Share-based payment [member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of people | Integer		3	3
Employee benefits expense | ₪		₪ 14	₪ 48